Capital and financial risk management - Carrying amounts and fair values of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	£ 4,258	£ 2,727
Fair value, Financial Assets	4,258	2,727
Financial liabilities	(13,634)	(12,633)
Fair value, Financial Liabilities	(13,102)	(12,173)
Carrying value, Net financial assets and financial liabilities	(9,376)	(9,906)
Fair value, Net financial assets and financial liabilities	(8,844)	(9,446)
Financial liabilities measured at amortised cost | Short term loans and overdrafts
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(43)	(60)
Fair value, Financial Liabilities	(43)	(60)
Financial liabilities measured at amortised cost | Other bonds
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(4,397)	(4,601)
Fair value, Financial Liabilities	(4,006)	(4,301)
Financial liabilities measured at amortised cost | Long-term loans
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(290)
Fair value, Financial Liabilities	(290)
Financial liabilities measured at amortised cost | Non-voting preference shares
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(25)	(25)
Fair value, Financial Liabilities	(25)	(25)
Financial liabilities measured at amortised cost | Trade and other payables and certain other non-current liabilities in scope of IFRS 9
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,470)	(3,123)
Fair value, Financial Liabilities	(3,470)	(3,123)
Financial liabilities measured at amortised cost | Bonds in a designated hedge relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(5,249)	(4,634)
Fair value, Financial Liabilities	(5,108)	(4,474)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(40)	(73)
Fair value, Financial Liabilities	(40)	(73)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(81)	(109)
Fair value, Financial Liabilities	(81)	(109)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(17)	(5)
Fair value, Financial Liabilities	(17)	(5)
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(22)	(3)
Fair value, Financial Liabilities	(22)	(3)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	13	14
Fair value, Financial Assets	13	14
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	100	49
Fair value, Financial Assets	100	49
Financial assets at fair value through other comprehensive income | Unlisted equity investments
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	82
Fair value, Financial Assets	82
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	17	25
Fair value, Financial Assets	17	25
Financial assets at fair value through profit or loss | Money market funds
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	554	456
Fair value, Financial Assets	554	456
Financial assets measured at amortised cost | Cash and cash equivalents
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	1,696	588
Fair value, Financial Assets	1,696	588
Financial assets measured at amortised cost | Trade and other receivables and certain other non-current assets
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	1,796	1,595
Fair value, Financial Assets	£ 1,796	£ 1,595